Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of names of related parties and relationship with group
Names of related parties	Relationship with the Group
Intel Capital Corporation (“Intel”) and its affiliates	A substantial shareholder of the Group*
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Cloudminds (Hong Kong) Ltd. (“Cloudminds”)	A company controlled by a director of the Company **

Schedule of significant related party transactions
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Software services provided to:
Cloudminds	1,373	-	-
Bluecap	-	-	507

Loan from:
Hareesh Ramanna	22	-	-

Schedule of significant related party balances
	For the years ended December 31,
	2018	2019	2020
	$	$	$
Loan from:
Bluecap	1,059	3,273	2,695

Interest expense on loan from:
Bluecap	12	211	438